NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 58,931	$ 46,230
Minimum period for which Company's cash, cash equivalents, bank deposits and marketable securities will allow to fund its operating plan	12 months